Vessels, net	6 Months Ended
Jun. 30, 2022
Vessels, net
4.	Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 01, 2022	$2,305,857	$55,578	$2,361,435
Additions	1,082	7,657	8,739
Write-offs of fully amortized assets	—	(4,007)	(4,007)

June 30, 2022	$2,306,939	$59,228	$2,366,167

Accumulated Depreciation
January 01, 2022	$580,357	$17,826	$598,183
Charge for the period	54,301	8,334	62,635
Write-offs of fully amortized assets	—	(4,007)	(4,007)

June 30, 2022	$634,658	$22,153	$656,811

Net Book Value
December 31, 2021	$1,725,500	$37,752	$1,763,252

June 30, 2022	$1,672,281	$37,075	$1,709,356

The cost and net book value of the 28 vessels that were contracted under time charter arrangements (please read Note 3—Operating Revenues for additional information) was $1,535 million and $1,070 million, respectively, as of June 30, 2022 (December 31, 2021: $
1,417.1
 million and $
1,046.4
 million, respectively, for 26 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond and secured term loan and revolving credit facilities (please read Note 6—Secured Term Loan Facilities and Revolving Credit Facilities; and Note 7—Senior Secured Bond for additional information) was $
1,512.5
 million as of June 30, 2022 (December 31, 2021: $
1,576.8
million).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 16—Variable Interest Entities for additional information) was $83.6 million and $67.9 million, respectively, as of June 30, 2022. (December 31, 2021: $83.6 million and $69.6 million, respectively).
On January 14, 2022, the Company sold one of its vessels,
Navigator Neptune
, a 2000 built 22,085 cbm ethylene carrier to a third party for $21.0 million gross, before broker commission.
On March 7, 2022, the Company sold one of the vessels acquired in the Ultragas Transaction, the
Happy Bird
, a 1999 built 8,600 cbm LPG carrier to a third party for $
6.1
 million gross, before broker commission.
With effect from January 1, 2022, Management changed the estimated useful lives of the vessels, in order to reflect the impact of climate change and sustainability on utilization rates, from
30
years to
25
years.